Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 1,644	$ 1,725
Property, Plant and Equipment	10,035	9,751
Total Assets	17,648	18,700
Canadian Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	1,171	1,252
Property, Plant and Equipment	2,728	2,960
Total Assets	4,452	4,748
USA Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	473	473
Property, Plant and Equipment	5,127	4,405
Total Assets	6,350	5,664
Market Optimization [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	91	106
Total Assets	161	161
Corporate & Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	2,089	2,280
Total Assets	$ 6,685	$ 8,127